Performance Management - American Funds Global Insight Fund	Dec. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-3 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-3 shares (Class F-3 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 17.27% (quarter ended June 30, 2020)

Lowest -17.85% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 19.15%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	19.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	17.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime (4/1/2011)
F-3 − Before taxes	4/1/2011	10.44%	7.96%	8.85%	8.79%
− After taxes on distributions		10.17	7.69	8.25	N/A
− After taxes on distributions and sale of fund shares		6.47	6.28	7.11	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	11/8/2019	3.64%	6.25%	N/A	6.91%
C	11/8/2019	8.24	6.77	N/A	7.42
F-1	11/8/2019	10.05	7.57	N/A	8.20
F-2	11/8/2019	10.35	7.86	N/A	8.48
529-A (with maximum sales charge)	11/8/2019	6.22	6.80	N/A	7.44
529-C	11/8/2019	8.20	6.75	N/A	7.41
529-E	11/8/2019	9.82	7.35	N/A	7.98
529-F-1	11/8/2019	10.26	7.77	N/A	8.39
529-F-2	10/30/2020	10.31	N/A	N/A	9.64
529-F-3	10/30/2020	10.43	N/A	N/A	9.73
R-1	11/8/2019	9.39	7.24	N/A	7.88
R-2	11/8/2019	9.28	6.98	N/A	7.61
R-2E	11/8/2019	9.67	7.37	N/A	7.99
R-3	11/8/2019	9.78	7.34	N/A	7.97
R-4	11/8/2019	10.07	7.65	N/A	8.28
R-5E	11/8/2019	10.31	7.83	N/A	8.45
R-5	11/8/2019	10.37	7.92	N/A	8.54
R-6	11/8/2019	10.44	7.96	N/A	8.58

Indexes	1 year	5 years	10 years	Lifetime (4/1/2011)
MSCI® World Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	18.67%	11.17%	9.95%	9.68%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-3 shares; after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for account fees, expenses or U.S. federal income taxes)
Performance Table Closing [Text Block]

The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. Class F-3 shares of the fund have the same expenses as shares of the predecessor fund. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

After-tax returns are shown only for Class F-3 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com